Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash and bank accounts	€ 83,921	€ 119,151
Net cash and cash equivalents	€ 83,921	€ 119,151	€ 35,094	€ 36,203